Commitments and Contingencies (Details) $ in Millions			1 Months Ended			6 Months Ended
	Dec. 15, 2020 USD ($)	Dec. 15, 2020 HKD ($)	Jan. 31, 2024 USD ($)	Apr. 30, 2019 USD ($)	Apr. 30, 2019 HKD ($)	Jun. 30, 2023 USD ($) shares	Dec. 31, 2022 shares	Dec. 31, 2021 USD ($)
Commitments and Contingencies (Details) [Line Items]
Subscription and claimed damage	$ 1,670,000	$ 13.0		$ 2,000,000	$ 17.0
Contingency loss								$ 840,000
Committed subscription amount						$ 1,084,439
Capital amount						$ 331,432
Compensation shares issued (in Shares) | shares						2,000,000
Shares outstanding (in Shares) | shares							2,500,000
Shares issued (in Shares) | shares							2,500,000
Forecast [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregated amount			$ 1,673,525